Purchases and other expenses - Other operating expenses - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Litigation	€ (41)	€ (50)	€ (218)
Allowances and losses on trade receivables - telecom activities	(218)	(206)	(213)
Cost of bank credit risk	(64)	(49)	(48)
Expenses from universal service	(26)	(28)	(22)
Operating foreign exchange gains (losses)	(18)	(23)	(20)
Acquisition and integration costs	(28)	(40)	(14)
Other expenses	(55)	(17)	(165)
Total other operating expenses	(452)	(413)	(700)
Legal proceedings provision
Disclosure of operating segments [line items]
Reversal of provision	132	€ 12	€ 10
Digicel, anti-competitive practices action
Disclosure of operating segments [line items]
Reversal of provision	€ 97